Federated Hermes Equity Funds
Federated Hermes Kaufmann Fund
CLASS A SHARES (TICKER KAUAX)
CLASS C SHARES (TICKER KAUCX)
CLASS R SHARES (TICKER KAUFX)
INSTITUTIONAL SHARES (TICKER KAUIX)
Federated Hermes Kaufmann Large Cap Fund
CLASS A SHARES (TICKER KLCAX)
CLASS C SHARES (TICKER KLCCX)
CLASS R SHARES (TICKER KLCKX)
INSTITUTIONAL SHARES (TICKER KLCIX)
CLASS R6 SHARES (TICKER KLCSX)
Federated Hermes Kaufmann Small Cap Fund
CLASS A SHARES (TICKER FKASX)
CLASS C SHARES (TICKER FKCSX)
CLASS R SHARES (TICKER FKKSX)
INSTITUTIONAL SHARES (TICKER FKAIX)
CLASS R6 SHARES (TICKER FKALX)

SUPPLEMENT TO SUMMARY PROSPECTUSES DATED DECEMBER 31, 2023
1. The Board of Trustees of Federated Hermes Equity Funds, on behalf of Federated Hermes Kaufmann Fund, Federated Hermes Kaufmann Large Cap Fund and Federated Hermes Kaufmann Small Cap Fund (collectively, the “Funds”), has approved the replacement of Federated Equity Management Company of Pennsylvania (FEMCOPA) with Federated Global Investment Management Corp. (“Fed Global”) as Adviser to the Fund, effective August 1, 2024. Previously, Fed Global served as the Funds’ Sub-Adviser. There are no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement. However, subsequent to the approval by the Board of Trustees of the replacement, the Fund was informed that one current portfolio manager would retire, as discussed below. Fed Global and FEMCOPA are affiliated, and each is a wholly-owned investment adviser subsidiary of Federated Hermes, Inc. Accordingly, under the section entitled “Fund Summary Information,” in order to reflect the Fund’s Adviser, effective August 1, 2024, please delete the first two sentences of the sub-section entitled “Fund Management” and replace them in their entirety with the following:
“The Fund’s Investment Adviser is Federated Global Investment Management Corp.”

2. Mr. Mark Bauknight, Senior Portfolio Manager, will retire from the Funds Adviser effective September 30, 2024, at which time references to and information regarding Mr. Bauknight will no longer be applicable. The other members of the management team will continue to manage the Funds.
June 20, 2024

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456812 (6/24)
© 2024 Federated Hermes, Inc.